Leases - Summary of Lease Liabilities (Detail) - CAD ($)	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Presentation Of Leases For Lessee [Abstract]
Current	$ 636,000.00	$ 447,000.00
Lease liability (note 10)	262,000.00	500,000.00
Total	$ 898,000.00	$ 947,000.00	$ 1,700,000